Financial Instruments - Summary of The Group Financial Instruments Valued At Amortized Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets:
Financial assets at amortised cost	$ 78,397	$ 163,014
Financial liabilities
Financial liabilities at amortised cost	20,852	23,435
Cash And Cash Equivalents [Member]
Financial assets:
Financial assets at amortised cost	24,394	121,006
Restricted cash [Member]
Financial assets:
Financial assets at amortised cost	1,608	1,183
Marketable Securities [Member]
Financial assets:
Financial assets at amortised cost	10,119	0
Trade receivables [member]
Financial assets:
Financial assets at amortised cost	42,276	40,825
Trade Payables [Member]
Financial liabilities
Financial liabilities at amortised cost	14,064	12,695
Lease liabilities [Member]
Financial liabilities
Financial liabilities at amortised cost	5,635	5,991
Loans and financing [Member]
Financial liabilities
Financial liabilities at amortised cost	1,153	3,279
Accounts Payable From Acquisition Of Subsidiaries [Member]
Financial liabilities
Financial liabilities at amortised cost	$ 0	$ 1,470